INCOME AND MINING TAXES - Components of net deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 5,373,013	$ 5,162,249
Mining properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	6,125,556	5,850,988
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(449,175)	(423,505)
Reclamation provisions and other liabilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (303,368)	$ (265,234)